RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Share based compensation and compensation under options for our officers and directors
In Thousands of US Dollars
Description	2019	2018	2017
Salaries	$–	$–	$–
Short-term employee benefits	2	13	2
Stock-based compensation	2,998	3,814	6,072
Total	$3,000	$3,827	$6,074